CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Contingencies
CONTINGENCIES

30.	CONTINGENCIES

The Company has contingent liabilities related to lawsuits arising in the normal course of its business. Due to their nature, such legal proceedings involve certain uncertainties including, but not limited to, court and tribunal rulings, negotiations between affected parties and governmental actions, and therefore the Company’s management cannot estimate the likely timing of the resolution of these matters at this stage.

Contingent liabilities with a probable outcome are fully recorded as liabilities (Note 27 - Provisions).

The Company and its subsidiaries have administrative and judicial discussions with tax authorities in Brazil related to certain tax treatments adopted when calculating the income tax and social contribution, for which, based on Management’s current evaluation, is probable that the tax authorities will accept the uncertain tax treatment, in accordance with IFRIC 23. The Company also has lawsuits related to other taxes, which involve risk of a possible loss. To these uncertain tax treatments and possible contingencies there are no provisions recorded, due to the assessment carried out by Management, with the following composition and estimates:

	2022	2021

Income tax and social contribution	60,453.5	54,258.7
Value-added and excise taxes	25,904.6	23,912.4
PIS and COFINS	3,293.5	2,667.6
Others	1,909.1	1,606.3
	91,560.7	82,445.0

The Company and its subsidiaries have guarantee-insurance policies and letters of guarantee for some legal actions, presented as guarantee for civil, labor and tax executions or to enable resources of labor nature.

Principal lawsuits with a likelihood of possible loss

Brazilian Federal Taxes

Goodwill InBev Holding

In December 2011, Ambev received a tax assessment related to the goodwill amortization in calendar years 2005 to 2010 resulting from the InBev Holding Brasil S.A. merger with Ambev. At the administrative level, Ambev received partially favorable decisions at both the Lower and Upper Administrative Court. Ambev filed judicial proceedings to discuss the unfavorable portion of the decisions of the Lower and the Upper Administrative Court and requested injunctions to suspend the enforceability of the remaining tax credit, which were granted.

In June 2016, Ambev received a new tax assessment charging the remaining value of the goodwill amortization in calendar years 2011 to 2013 and filed a defense. Ambev received partially favorable decisions at the first level administrative court and Lower Administrative Court. Ambev filed a Special Appeal which was partially admitted and awaits judgment by the Upper Administrative Court. For the unfavorable portion of the decision, which became final at the administrative level, Ambev filed a judicial proceeding requesting an injunction to suspend the enforceability of the remaining tax credit, which was granted.

The updated assessed amount related to this uncertain tax position, as per IFRIC 23 and according to explanatory note 3 (q) - Summary of Significant Accounting Policies, as at December 31, 2022 was approximately R$11.1 billion (R$10.4 billion as at December 31, 2021). Ambev has not recorded any provisions for this matter based on the probability of loss of the lawsuit. In the event Ambev is required to pay these amounts, AB-Inbev will reimburse Ambev the amount proportional (70%) to the benefit received by the company pursuant to the merger protocol, as well as the related costs.

Goodwill Beverage Associate Holding (BAH)

In October 2013, Ambev received a tax assessment related to the goodwill amortization in calendar years 2007 to 2012 resulting from the merger of Beverage Associates Holding Limited (“BAH”) into Ambev. The decision from the first level administrative court was unfavorable to Ambev. Ambev filed an appeal with the Lower Administrative Court against the decision, which was partially granted. Ambev and the tax authorities filed Special Appeals to the Upper Administrative Court. In July 2022, the Upper Administrative Court rendered a partially favorable decision to Ambev. The decision did not recognize the Special Appeal filed by the tax authorities, thereby preserving the portion of the decision rendered by the Lower Administrative Court that was favorable to Ambev with respect to the qualified penalties applied and the statute of limitation for one of the calendar years under discussion; this portion of the decision is final. Ambev will file a judicial proceeding to appeal the unfavorable portion of the decision.

In April and August 2018, Ambev received new tax assessments charging the remaining value of the goodwill amortization in calendar years 2013 to 2014 and filed defenses. In April 2019, the first level administrative court rendered unfavorable decisions to Ambev. As a result, thereof, Ambev appealed to the Lower Administrative Court. In November and

December 2019, Ambev received partially favorable decisions at the Lower Administrative Court. Ambev and the tax authorities filed Special Appeals to the Upper Administrative Court. The Special Appeals filed in both tax assessments are awaiting judgment by the Upper Administrative Court.

The updated assessed amount related to this uncertain tax position, as per IFRIC 23 and according to explanatory note 3 (q) - Summary of Significant Accounting Policies, as at December 31, 2022 was approximately R$2.2 billion (R$2.3 billion as at December 31, 2021). Ambev has not recorded any provisions for this matter based on the probability of loss of the lawsuit.

Goodwill CND Holdings

In November 2017, Ambev received a tax assessment related to the goodwill amortization in calendar years 2012 to 2016 resulting from the merger of CND Holdings into Ambev. The decision from the first level administrative court was unfavorable to Ambev. Ambev filed an appeal to the Lower Administrative Court. In February 2020, the Lower Administrative Court rendered a partially favorable decision. Ambev and the tax authorities filed Special Appeals to the Upper Administrative Court. The Special Appeal filed by Ambev was partially admitted and is awaiting judgment.

In October 2022, Ambev received a new tax assessment charging the remaining value of the goodwill amortization in calendar year 2017. Ambev has filed a defense and awaits judgment by the first level administrative court.

The updated assessed amount related to this uncertain tax position, as per IFRIC 23 and according to explanatory note 3 (q) - Summary of Significant Accounting Policies, as at December 31, 2022 was approximately R$1.3 billion (R$0.9 billion as at December 31, 2021). Ambev has not recorded any provisions for this matter based on the probability of loss of the lawsuit.

Goodwill MAG

In December 2022, CRBS S.A (a subsidiary of Ambev) received a tax assessment related to the goodwill amortization in calendar years 2017 to 2020, resulting from the merger of RTD Barbados into CRBS. Ambev filed a defense and awaits judgment by the first level administrative court.

The updated assessed amount related to this uncertain tax position, as per IFRIC 23 and according to explanatory note 3 (q) - Summary of Significant Accounting Policies, as at December 31, 2022 was approximately R$251 million. Ambev has not recorded any provisions for this matter based on the probability of loss of the lawsuit.

This uncertain tax position, as per IFRIC 23 and according to explanatory note 3 (q) - Summary of Significant Accounting Policies, continued to be applied by the Company impacting calendar years following those assessed (2021- 2022). In a scenario CRBS is questioned on this matter for future periods, on the same basis and under the same arguments as the aforementioned tax assessments, Ambev management estimates that the outcome of such potential further assessments would be consistent to the already assessed periods.

Foreign earnings

Since 2005, Ambev and certain of its subsidiaries have been receiving assessments from the Brazilian Federal Tax Authorities relating to the profits of its foreign subsidiaries. The cases are being challenged at both the administrative and judicial levels of the courts in Brazil.

The administrative proceedings have resulted in partially favorable decisions, most of which are still subject to review by the Administrative Court. In August 2022, the Upper Administrative Court rendered favorable decisions to Ambev on two cases related to the taxation of profits of foreign subsidiaries, one of which recognized the application of the double tax treaty signed by Brazil to mitigate such taxation; both decisions are final. In October 2022, the Lower Administrative Court rendered a favorable decision to Ambev on a third related case. Ambev is awaiting formal notification of this decision to analyze its content and any applicable legal motions or appeals. In the judicial proceedings, Ambev has received favorable injunctions that suspend the enforceability of the tax credit, as well as favorable first level decisions, which remain subject to review by the second-level judicial court.

The updated assessed amount related to this uncertain tax position, as per IFRIC 23 and according to explanatory note 3 (q) - Summary of Significant Accounting Policies, as at December 31, 2022 was approximately R$7.3 billion (R$7.5 billion as at December 31, 2021). Ambev has not recorded any provisions for this matter based on the probability of loss of the lawsuit. For proceedings where it considers the chance of loss to be probable, Ambev recorded a provision in the total amount of R$58 million (R$54.1 million as at December 31, 2021)

Disallowance of Expenses and Deductibility of Losses

In 2015, 2016 and 2020, Ambev received tax assessments related to the disallowance of alleged non-deductible expenses and the deduction of certain losses mainly associated to financial investments and loans. Ambev presented defenses and, in November 2019, received a favorable decision at the first level administrative court regarding the 2016 case, which is subject to mandatory review by the Lower Administrative Court. In June 2021, Ambev received a partially favorable decision for the 2020 case at the first level administrative court and filed an appeal to the Lower Administrative Court. The favorable portion of the decision is also subject to mandatory review by the Lower Administrative Court. In June 2022, Ambev received a partially favorable decision at the first level administrative court regarding the 2015 case and filed an appeal to the Lower Administrative Court. The favorable portion of the decision is also subject to mandatory review by the Lower Administrative Court.

The updated assessed amount related to this uncertain tax position, as per IFRIC 23 and according to explanatory note 3 (q) - Summary of Significant Accounting Policies, as at December 31, 2022 was approximately R$5.2 billion (R$5 billion as at December 31, 2021). Ambev has not recorded any provisions for this matter based on the probability of loss of the lawsuit.

Disallowance of taxes paid abroad

Since 2014, Ambev has been receiving tax assessments from the Brazilian Federal Tax Authorities, for calendar years as of 2007, related to the disallowance of deductions associated with alleged unproven taxes paid abroad by its subsidiaries and has been filing defenses. The cases are being challenged at both the administrative and judicial levels. In November 2019, the Lower Administrative Court rendered a favorable decision to Ambev in one of the cases (related to the 2010 tax period), which became definitive.

In January 2020, the Lower Administrative Court rendered unfavorable decisions regarding four of these assessments related to the periods of 2015 and 2016. In these cases, Ambev filed Special Appeals to the Upper Administrative Court which are pending judgment. With respect to the cases related to the periods of 2015, 2016, tax assessments were filed to charge isolated fines due to the lack of monthly prepayments of income tax as a result of allegedly undue deductions of taxes paid abroad. In 2021, Ambev received unfavorable decisions from the first level administrative court in two of these assessments with respect to the 2015 and 2016 isolated fine cases, and filed appeals in connection therewith, which are pending judgment by the Lower Administrative Court. In 2022, Ambev received an unfavorable decision from the first level administrative court in the second assessment related to the 2016 isolated fine case and filed an appeal in connection therewith which awaits judgment by the Lower Administrative Court. In October 2022, Ambev received a new tax assessment charging such isolated fine related to calendar year 2017. Ambev has filed a defense in this case and awaits judgment by the first level administrative court.

The other cases are still awaiting final decisions at both administrative and judicial courts.

The updated assessed amount related to this uncertain tax position, as per IFRIC 23 and according to explanatory note 3 (q) - Summary of Significant Accounting Policies, as at December 31, 2022 was approximately R$12.6 billion (R$11.3 billion as at December 31, 2021). Ambev has not recorded any provisions for this matter based on the probability of loss of the lawsuit.

This uncertain tax position, as per IFRIC 23 and according to explanatory note 3 (q) - Summary of Significant Accounting Policies, continued to be applied by the Company impacting calendar years following those assessed (2018- 2022). In a scenario Ambev is questioned on this matter for future periods, on the same basis and under the same arguments as the aforementioned tax assessments, Ambev management estimates that the outcome of such potential further assessments would be consistent to the already assessed periods.

In addition, Ambev has been charged isolated fines due to the non-recognition of tax offsets. Ambev has filed defenses in these cases and awaits judgment by the Administrative Level. The constitutionality of this penalty is under review at the Supreme Court of Justice (RE 796,939 e ADI 4,905). The updated assessed amount as at 31 December 2022 was approximately R$1.2 billion (R$1.1 billion as at December 31, 2021). Ambev has not recorded any provisions for this matter as it considers the chance of loss to be possible.

Presumed Profit

In April 2016, Arosuco (a subsidiary of Ambev) received a tax assessment regarding the use of the “presumed profit” method for the calculation of income tax and the social contribution on net profits instead of the “real profit” method. In September 2017, Arosuco received an unfavorable first level administrative decision and filed an appeal. In January 2019, the Lower Administrative Court rendered a favorable decision to Arosuco, which became definitive.

In March 2019, Arosuco received a new tax assessment regarding the same subject and filed a defense. In October 2019, Arosuco received an unfavorable first level administrative decision and filed an appeal which is pending judgment.

The updated assessed amount related to this uncertain tax position, as per IFRIC 23 and according to explanatory note 3 (q) - Summary of Significant Accounting Policies, as at December 31, 2022 was approximately R$581.5 million (R$534.5 million as at December 31, 2021). Arosuco has not recorded any provisions for this matter based on the probability of loss of the lawsuit.

Disallowance of Income Tax deduction

In January 2020, Arosuco (Ambev’s subsidiary), received a tax assessment from the Federal Revenue Service of Brazil regarding the disallowance of the income tax reduction benefit provided for in Provisional Measure No. 2199-14/2001, for calendar years 2015 to 2018, and an administrative defense was filed. In October 2020, the first level administrative Court rendered an unfavorable decision to Arosuco. Arosuco filed an appeal against the aforementioned decision and awaits judgment by the Lower Administrative Court.

The updated assessed amount as at December 31, 2022 was approximately R$2.3 billion (R$2.1 billion as at December 31, 2021). Arosuco has not recorded any provision for this matter based on the probability of loss of the lawsuit.

This uncertain tax position, as per IFRIC 23 and according to explanatory note 3 (q) - Summary of Significant Accounting Policies, continued to be applied by the Company impacting calendar years following those assessed (2019-2022) in which it benefited from the income tax reduction provided for in Provisional Measure No. 2199-14/2001. In a scenario Arosuco is questioned on this matter for future periods, on the same basis and arguments as the aforementioned tax assessment, Arosuco management estimates that the outcome of such potential further assessments would be consistent to the already assessed periods.

Deductibility of IOC expenses

In 2013, as approved in a Shareholders Meeting, Ambev implemented a corporate restructuring with the purpose of simplifying its corporate structure and converting into a single class of shares company, among other factors. One of the steps of such restructuring involved a contribution of shares followed by the merger of shares of its controlled entity, Companhia de Bebidas das Américas, into Ambev. As one of the results of such restructuring, the counterpart register of the positive difference between the value of shares issued for the merger and the net equity value of its controlled entity’s share was accounted, as per IFRS 10, in an equity account of Ambev referred to as carrying value adjustment.

In November 2019, Ambev received a tax assessment from the Brazilian Federal Tax Authorities related to the interest on capital (“IOC”) deduction in 2014. The assessment refers primarily to the accounting and corporate effects of the restructuring carried out by Ambev in 2013 and the impact on the increase in the deductibility of IOC expenses. In August 2020, Ambev received a partially favorable decision at the first level administrative court and filed an Appeal to the Lower Administrative Court, which awaits judgment. The favorable portion of the decision is subject to mandatory review by the Lower Administrative Court.

In December 2020, Ambev received a new tax assessment related to the deduction of the IOC in 2015 and 2016. The defense against such new tax assessment was filed by Ambev in January 2021. In June 2021, Ambev received a partially favorable decision and filed an appeal to the Lower Administrative Court, which also awaits judgment. Similar to the first tax assessment, the favorable portion of the decision is also subject to mandatory review by the Lower Administrative Court.

In December 2022, Ambev received a new tax assessment related to the deduction of the IOC in 2017. The defense against this new tax assessment was filed by Ambev in January 2023, which is pending judgment by the first level administrative court.

The updated assessed amount related to this uncertain tax position, as per IFRIC 23 and according to explanatory note 3 (q) - Summary of Significant Accounting Policies, as at December 31, 2022 is approximately R$13.8 billion (R$10.5 billion as at December 31, 2021). Ambev has not recorded any provisions for this matter based on the probability of loss of the lawsuit.

The uncertain tax position, as per IFRIC 23 and according to explanatory note 3 (q) - Summary of Significant Accounting Policies, continued to be adopted by the Company as it also distributed IOC in the years following the assessed period (2018-2022) and deducted such amounts from its Corporate Income Taxes taxable basis. Therefore, in a scenario where the IOC deductibility would also be questioned for the period after 2017, on the same basis and arguments as the aforementioned tax assessments, Ambev management estimates that the outcome of such potential further assessments would be consistent to the already assessed periods.

Tax Loss Offset

Ambev and certain of its subsidiaries received a number of assessments from the Brazilian Federal Tax Authorities relating to the offset of tax losses carried forward in the context of business combinations.

In February 2016, the Upper Administrative Court ruled unfavorably to Ambev in two of these cases, following which Ambev filed judicial proceedings. In September 2016, Ambev received a favorable first level decision in one of the judicial claims which was confirmed by the second-level judicial court in December 2022. This decision is subject to appeal by the tax authorities. In March 2017, Ambev received an unfavorable first level decision with respect to the second judicial case and filed an appeal, which is pending judgment by the second-level judicial court.

There is a third case being challenged at the administrative level in which an unfavorable decision was rendered to Ambev by the Lower Administrative Court in June 2019. Ambev has appealed this decision and awaits judgment by the Upper Administrative Court.

The updated assessed amount related to this uncertain tax position, as per IFRIC 23 and according to explanatory note 3 (q) - Summary of Significant Accounting Policies, as at December 31, 2022 was approximately R$548 million (R$411.9 million as at December 31, 2021). Ambev has not recorded any provisions for this matter based on the probability of loss of the lawsuit.

PIS and COFINS

PIS/COFINS over bonus products

Since 2015, Ambev has received tax assessments issued by the Brazilian Federal Tax Authorities relating to PIS/COFINS amounts allegedly due over bonus products granted to its customers. The cases are being challenged at both the administrative and judicial levels of the courts. In 2019 and 2020, Ambev received final favorable decisions at the administrative level in some of these cases and favorable decisions in other cases that are still subject to review. At the judicial level, one case is pending decision by the second level judicial court after the first level judicial court rendered an unfavorable decision to Ambev.

Ambev management estimates the possible losses related to these assessments at approximately R$1.6 billion as at December 31, 2022 (R$1.8 billion as at December 31, 2021).

ICMS and IPI

ICMS tax war

Ambev is currently challenging tax assessments issued by the states of São Paulo, Rio de Janeiro, Minas Gerais, among others, questioning the legality of ICMS tax credits arising from transactions with companies that have had tax incentives granted by other states. The cases are being challenged at both the administrative and judicial level of the courts.

In August 2020, the STF issued a binding decision (Extraordinary Appeal No. 628.075) recognizing the constitutionality ruling that tax credits granted by the states in the context of the ICMS tax war shall be consider unlawful. The decision also recognized that potential enforcement of tax assessments previously issued by the states should abide by the tax incentives validation process provided for in Complementary Law No. 160/17.

With respect to the assessments issued by the State of São Paulo regarding tax credits from the State of Amazonas, Ambev received unfavorable decisions at the second administrative level in April, May and June 2022. In these cases, Ambev has filed a motion for reconsideration to the second administrative level. In turn, regarding assessments received by the States of São Paulo and Minas Gerais, among others, there were favorable decisions in 2022, which reduced the reported contingency by approximately R$0.3 billion.

Ambev’s management estimates the possible losses related to these assessments to be approximately R$1.7 billion as at December 31, 2022 (R$2.0 billion as at December 31, 2021) and have not recorded any provisions in connection therewith.

ICMS-ST Trigger

Over the year, Ambev has received tax assessments to charge supposed ICMS differences considered due when the price of the products sold by Ambev is above the fixed price table basis established by the relevant States, cases in which the State tax authorities understand that the calculation basis should be based on a value-added percentage over the actual prices and not the fixed table price. Ambev is currently challenging those charges before the courts. The cases are being challenged at both the administrative and judicial levels of the courts. Ambev management estimates the amount related to this issue to be approximately R$9.3 billion as at December 31, 2022 (R$8.4 billion as at December 31, 2021), which is classified as a possible loss and, therefore, for which Ambev has made no provision for the period.

ICMS - PRODEPE

In 2015, Ambev received a tax assessment issued by the State of Pernambuco to charge ICMS differences due to an alleged non-compliance with the state tax incentive agreement (“PRODEPE”) as a result of the rectification of its monthly reports. The state tax authorities understood that Ambev was not able to use the incentive due to this rectification. In 2017, Ambev had a final favorable decision in the sense that such assessment was null due to formal mistakes of the tax auditor. However, in September 2018, Ambev received a new tax assessment to discuss the same matter. With regards to this new tax assessment, in June 2020 Ambev received the First Level Administrative decision, which was partially favorable to the Company in the sense of recognizing the miscalculation of the tax incentive credit by the tax auditor. The favorable portion of the aforementioned decision is final and unappealable. As to the unfavorable portion, Ambev filed an administrative appeal which is awaiting judgment. Furthermore, there are other assessments related to PRODEPE, some of which are already being discussed in the judicial level.

Ambev management estimates the possible losses related to this issue to be approximately R$663.9 million as at December 31, 2022 (R$596.3 million as at December 31, 2021) and has made no provision for the period.

Manaus Free Trade Zone - IPI and PIS/COFINS

In Brazil, goods manufactured within the Manaus Free Trade Zone intended for remittance elsewhere in Brazil are exempt and/or zero rated from IPI excise tax and social contributions (PIS/COFINS). With respect to IPI, Ambev has been registering IPI excise tax presumed credits upon the acquisition of exempted goods manufactured therein. Since 2009, Ambev has been receiving several tax assessments from the Brazilian Federal Tax Authorities relating to the disallowance of such credits.

Ambev has also been receiving charges from the Brazilian Federal Tax Authorities in relation to (i) federal taxes allegedly unduly offset with the disallowed presumed IPI excise tax credits that are under discussion in these proceedings and (ii) amounts of PIS and COFINS allegedly due over Arosuco’s remittances to Ambev.

In April 2019, the Federal Supreme Court (“STF”) announced its judgment on Extraordinary Appeal No. 592,891/SP, with binding effects, deciding on the rights of taxpayers registering presumed IPI excise tax credits on acquisitions of raw materials and exempted inputs originating from the Manaus Free Trade Zone. As a result of this decision, Ambev reclassified part of the amounts related to the IPI cases as remote losses maintaining as possible losses only issues related to other additional discussions that were not included in the analysis of the STF.

The cases are being challenged at both the administrative and judicial levels. Ambev management estimates the possible losses in relation to these assessments to be R$5.8 billion as at December 31, 2022 (R$4.9 billion as at December 31, 2020). Ambev has not recorded any provision in connection with these assessments.

In addition, Ambev has been charged isolated fines due to the non-recognition of tax offsets. Ambev has filed defenses in these cases and awaits judgment by the Administrative Level. The constitutionality of this penalty is under review at the Supreme Court of Justice (RE

796,939 e ADI 4,905). The updated assessed amount as at 31 December 2022 was approximately R$271.6 million (R$224 million as at December 31, 2021). Ambev has not recorded any provisions for this matter as it considers the chance of loss to be possible.

IPI Suspension

In 2014 and 2015, Ambev received tax assessments from the Brazilian federal tax authorities relating to IPI excise tax allegedly due over remittances of manufactured goods to other related factories. The cases are being challenged at both administrative and judicial levels. We’ve received partially favorable decision at the administrative level. In July 2022, Ambev received the first judicial decision on this matter; the decision was unfavorable to Ambev and Ambev have filed an appeal.

In October 2022, the Upper Administrative Court rendered a partially favorable decision in one of the cases related to this matter. Ambev awaits the formal notification of this decision to assess whether any portion of the tax assessment may be challenged at the judicial level.

Ambev management estimates the possible losses related to these assessments to be approximately R$1.7 billion as at December 31, 2022 (R$1.6 billion as at December 31, 2021). Ambev has not recorded any provision in connection with these assessments.

ICMS – AM

In 2016, Arosuco (Ambev’s subsidiary) received tax assessments issued by the State of Amazonas to charge alleged differences in ICMS due to questions about the calculation basis applied in sales transactions by Ambev to its subsidiaries. The cases are being challenged at the administrative court. Arosuco management estimates the possible losses related to these assessments to be approximately R$561.5 million as at December 31, 2022 (R$521.3 million as at December 31, 2021) and has not recorded any provisions in connection therewith.

ICMS – ZFM

In 2018 and 2021, Ambev received tax assessments from the States of Rio Grande do Sul and São Paulo charging alleged differences in ICMS due to the disallowance of credits arising from transactions with suppliers located in the Manaus Free Trade Zone. With regard to the assessment issued by the State of Rio Grande do Sul, Ambev received a favorable judgment at the second administrative level in February 2022, which is still subject to appeal by tax authorities.

With respect to the assessments issued by the State of São Paulo, Ambev received unfavorable judgments at the first administrative level in May and June 2022. In these cases, we have filed appeals to the second administrative level.

Our management estimates the possible losses related to these assessments to be approximately R$730.3 million as at December 31, 2022 (R$663.3 million as at December 31, 2021). We have not recorded any provisions in connection therewith.

ICMS – FAIN

Over the last years, Ambev received tax assessments issued by the State of Paraíba due to an alleged non-compliance with the State Tax Incentive Program (“FAIN”). The State tax authorities’ position was that Ambev could not enjoy the tax incentive granted to Companhia de Bebidas (incorporated company), among other allegations related to the calculation method of the tax incentive itself.

Ambev management estimates the possible losses related to these assessments to be approximately R$591.4 million as at December 31, 2022 (R$540.5 million as at December 31, 2021) and has not recorded any provisions in connection therewith.

Contingent assets

PIS and COFINS Recovery - exclusion of ICMS (VAT) from the basis of calculation

In 2017, the Brazilian Supreme Federal Court (“STF”) decided for, in the judgment of RE No. 574,706/PR, with binding effects, the unconstitutionality of the inclusion of ICMS in the tax base of social contributions on gross revenues (“PIS and COFINS”). The decision was reaffirmed by the STF in May 2021, in the judgment of the request for clarification presented by the General Attorney's Office (PGFN), whereby the Court confirmed that the ICMS to be excluded from the PIS and COFINS tax base is that declared in the invoice. The Court also determined that the decision should apply retroactively as of March 15, 2017 (date on which the decision on RE 574,706/PR was rendered), except for taxpayers who had judicial and administrative claims filed before said date (which is the case of the Company and its subsidiaries). As for ICMS under the tax substitution modality, the Superior Court of Justice (“STJ”) began the judgment of Theme 1125 with a favorable vote for taxpayers, therefore determining the exclusion of this ICMS modality in the tax bases of social contributions on gross revenues (“PIS and COFINS”).

The Company and its subsidiaries filed several lawsuits related to this matter, most with final and unappealable favorable decisions. As the federal tax regime applicable to the soft drinks and beer sector has changed over time, the Company and its subsidiaries are parties to lawsuits related to three different periods: (i) 1990 to 2009, (ii) 2009 to 2015 (period in which the “REFRI Taxation Model” was in force - special soft drinks and beer regime, provided for Article 58-J of Law No. 10,833, of 2003) and (iii) 2015 onwards (also known as “New Model Taxation”).

From 2018 to 2022, the Company and its subsidiaries recognized, in accordance with IAS 37, recoverable tax credits related to this matter in the total amount of R$9.4 billion, of which (i) R$0.7 billion is related to periods from 1990 to 2009, (ii) R$4 billion is related to the New Model Taxation, from March 2017, when the Company and its subsidiaries implemented the judicial decisions authorizing the exclusion of the ICMS from the PIS and COFINS tax base in its regular transactions and which right of recovery is assured by the decision rendered by the STF in the judgment of RE 574.706/PR, and (iii) R$4.7 billion is related to periods from 2009 to 2015, during which the REFRI Taxation Model was in force.

Part of this amount has already been used to offset other tax debts according to the final and unappealable decisions rendered in certain judicial lawsuits involving the Company and its subsidiaries. The outstanding amount of recoverable tax credits remain registered in the asset account (see Note 18 – Recoverable Taxes).

The accounting recognition of said amounts is due to (i) the gain being virtually certain considering the decision provided by the STF in RE 574,706/PR and the specific circumstances of each case; and (ii) the fact that the amount could be estimated with sufficient reliability, by collecting the respective documents and quantifying the related amount. As to the tax credits related to the period in which the REFRI Taxation Model was in place, the amount could be estimated with sufficient reliability after several analyses made with the assistance of our external consultants were made. These analyses allowed us to (i) identify the total ICMS included per liter in the retail selling prices that were verified by the Federal Government at the time and that had an impact on the reference prices used as a base for the determination of the PIS and COFINS; and (ii) calculate the exclusion of such ICMS from the tax base of PIS and COFINS in the transactions carried out by the Company and its subsidiaries.

In addition, with respect to the transactions performed after the implementation of the individual judicial decisions authorizing the exclusion of the ICMS from the PIS and COFINS tax base, the Company and its subsidiaries had a positive impact of R$5.1 billion, net of the amounts mentioned above, which represented a reduction in the PIS and COFINS expenses.

For additional matters, the Company estimates that the contingent asset corresponds to R$0.7 billion, which will be recognized once the realization of the gain is virtually certain given the specific circumstances of the case and upon confirmation of the estimated values with sufficient reliability.

Cerbuco Brewing Inc. arbitration

Cerbuco Brewing Inc., (“Cerbuco”) a Canadian subsidiary of Ambev, owns a 50% equity ownership in Cerveceria Bucanero S.A. (“Bucanero”), a joint venture in Cuba. In 2021, Cerbuco initiated an arbitration proceeding at the International Chamber of Commerce (“ICC”), relating to a potential breach of certain obligations relating to the joint venture, with the terms of reference being formally executed in 2022. Depending on the outcome of the arbitration proceedings, there may be an impact on Cerbuco's ability to influence the management of Bucanero's operations. As a result, Ambev’s ability to continue consolidating Bucanero into its financial statements may also be affected. Based on the opinion of Cerbuco’s Lawyers, the management estimate the chance of loss as possible. The amount involved has not yet been ascertained, as it depends on the outcome of the arbitration.